Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues (note 6)	$ 1,538	$ 2,860	$ 3,235	$ 7,468
Cost of revenues	1,415	2,222	2,785	5,809
Gross profit	123	638	450	1,659
Expenses:
Research and development costs	978	1,220	2,213	2,243
Sales and marketing costs	583	359	894	482
General and administration expenses	2,081	3,797	4,584	7,702
Operating loss	(3,519)	(4,738)	(7,241)	(8,768)
Loss (gain) on revaluation of warrant Liability (note 3)	(421)	2,749	(3,775)	2,344
Financial (income) expense	76	(65)	104	153
Loss before taxes on income	(3,174)	(7,422)	(3,570)	(11,265)
Income tax expense
Net loss for the period	(3,174)	(7,422)	(3,570)	(11,265)
Less: Net loss attributable to non-controlling interests	(604)	(454)	(1,167)	(724)
Net loss attributable to controlling shareholders	(2,570)	(6,968)	(2,403)	(10,541)
Net loss for the period	(3,174)	(7,422)	(3,570)	(11,265)
Item that will not be reclassified to profit or loss:
Adjustments arising from translation of financial statements to presentation currency	222	574	(470)	225
Other comprehensive income (loss)	222	574	(470)	225
Total comprehensive loss for the period	(2,952)	(6,848)	(4,040)	(11,040)
Comprehensive loss attributable to controlling shareholders	$ (2,570)	$ (6,394)	$ (2,403)	$ (10,316)
Basic loss per share	$ (0.05)	$ (0.19)	$ (0.05)	$ (0.34)
Diluted loss per share	$ (0.05)	$ (0.19)	$ (0.05)	$ (0.34)
Weighted average number of shares outstanding	51,731,345	33,386,071	46,292,064	32,349,810